OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2025	2024
	£m	£m
Loans and advances to customers:
Loans to housing associations	—	4
Other loans	40	40
	40	44
Debt securities	—	56
Other debt instruments	24	36
	64	136
For the Santander UK group, other financial assets at FVTPL comprised £nil (2024: £60m) of financial assets designated at FVTPL and £64m (2024: £76m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represent other loans, being a portfolio of roll-up mortgages. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management.
In 2025, 2024 and 2023, the net loss in the year attributable to changes in credit risk for loans and advances at FVTPL was £nil. The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2025 was £3m (2024: £3m 2023: £3m).